Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Derivative financial assets	$ 137,926	$ 68,256	$ 60,004
Financial assets at amortized cost	14,427,678	22,311,107	29,080,981
Financial assets at fair value through other comprehensive income
Equity instruments		132,160	187,244
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	267,000	262,350
Financial liabilities at amortized cost	$ 24,228,678	$ 21,963,089	$ 21,304,150